CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,171,947)	$ (11,634)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on investments held in Trust Account	(10,202)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	26,265
Accrued and other expenses	2,334,300
Accounts payable	(530,835)
Net cash flows used in operating activities	(352,419)	(11,634)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of offering costs		(35,162)
Proceeds from sponsor note		67,000
Net cash flows provided by financing activities		31,838
NET CHANGE IN CASH	(352,419)	20,204
CASH, BEGINNING OF PERIOD	687,581	0
CASH, END OF PERIOD	$ 335,162	20,204
Supplemental disclosure of noncash activities:
Payment of deferred offering costs by the Sponsor in exchange for the issuance Ordinary Shares		$ 25,000